Segment Information - Summary of Reconciliation of CCS Earnings to Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current cost of supplies adjustment:
Share of profit of joint ventures and associates	$ 4,106	$ 4,225	$ 3,545
Income for the period	23,906	13,435	4,777
CCS Earnings [Member]
Disclosure Of Reconciliation Of Ccs Earnings To Income [Line Items]
CCS earnings	24,364	12,471	3,692
Current cost of supplies adjustment:
Purchases	(559)	1,252	1,284
Taxation	116	(349)	(344)
Share of profit of joint ventures and associates	(15)	61	145
Current cost of supplies adjustment	(458)	964	1,085
Income for the period	$ 23,906	$ 13,435	$ 4,777